Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables [Abstract]
Composition of trade and other receivables
	December 31,
	2016	2017
	NIS	NIS
Trade receivables, net*
Outstanding debts	785	765
Credit cards and checks receivable	450	428
Unbilled receivables	241	235
Current maturities of long-term receivables	505	472
Related parties	19	15
Total trade receivables	2,000	1,915
Other receivables and current tax assets
Prepaid expenses	145	66
Other receivables (mainly from real estate sales) and current tax assets	72	204
Total other receivables	217	270
Long-term trade and other receivables
Trade receivables- open debts (1)	445	387
Long term receivables (from real estate sales)	199	106
	644	493
	2,861	2,678

*	The amount of trade receivables is stated net of the provision for doubtful debts

(1)	Discounted interest rates for long-term trade payables are based the estimated credit risk of trade payables. The discounted interest rates used by the Bezeq Group in 2017 are 3.4% - 3.5% (in 2016: 3.3% - 3.5%).

Schedule of long-term trade and other receivables
December 31,
2017
NIS
2019	345
2020	142
2021 and thereafter	6
493

Schedule of change in provision for doubtful debts during the year
	December 31
	2016	2017
	NIS	NIS
Balance at January 1	173	111
Impaired loss recognized	25	20
Lost debts	(87)	(39)
Balance at December 31	111	92

Schedule of aging of trade receivables
	December 31, 2016		December 31, 2017
	Gross	Impairment	Gross	Impairment
	NIS	NIS	NIS	NIS

Current	2,282	(8)	2,153	(6)
Past due up to one year	183	(46)	165	(37)
Past due one to two years	50	(31)	44	(27)
Past due more than two years	41	(26)	32	(22)
	2,556	(111)	2,394	(92)